Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Dec. 29, 2020	Dec. 31, 2020 USD ($) segment $ / shares shares	Dec. 31, 2019 USD ($)	Jan. 01, 2020 USD ($)
Allowance for doubtful accounts | $		$ 0
Number of operating segments | segment		1
Operating lease right-of-use asset, net | $		$ 1,100,000	$ 0
Estimated redemption rate		5.00%
Operating liabilities | $		$ 1,205,000
Earnout interests liability | $		351,048,000	0
Operating cash flows | $		16,179,000	$ (2,459,000)
Working capital deficit | $		$ 106,500,000
IPO
Number of units issued		23,000,000
Number of shares in a unit		1
Number of warrants in a unit		1
Price per unit | $ / shares		$ 10.00
Public Warrants
Number of warrants issued		11,500,000
Number of Warrants outstanding		18,175,000
Public Warrants | IPO
Number of shares issuable per warrant		1
Exercise price of warrants | $ / shares		$ 11.50
Private Warrants
Number of Warrants outstanding		6,675,000
Private Placement Warrants
Number of shares issuable per warrant		6,600,000
Working Capital Warrants
Number of warrants issued		75,000
RSILP | Special Limited Partner
Percentage of net income tax savings, entitled to pay	85.00%
Class A Common Stock
Minimum Percentage of Stockholders Holding		50.00%
Adjustment | ASU 2016-02
Operating lease right-of-use asset, net | $				$ 200,000
Operating liabilities | $				$ 200,000